Financial Instruments Carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Financial assets held at fair value:
Assets at beginning of period	€ 1,391,000		€ 1,317,000
Assets at end of period	1,440,000		1,391,000
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Assets at beginning of period	26,281		25,599
Changes in the group of consolidated companies	(3)		(1)
Total gains/losses	255	[1],[2],[3]	977	[4],[5],[6]
Purchases	6,766		5,311
Sales	(4,602)		(3,393)
Issuances	4,569	[7]	4,227	[8]
Settlements	(4,802)	[9]	(5,501)	[10]
Transfers into Level 3	2,988	[11]	4,421	[12]
Transfers out of Level 3	(5,688)	[11]	(5,359)	[12]
Assets at end of period	25,764		26,281
Financial liabilities held at fair value:
Liabilities at beginning of period	13,382		10,856
Changes in the group of consolidated companies	0		0
Total gains/losses	(1,136)	[1],[2],[3]	1,417	[4],[5],[6]
Purchases	0		0
Sales	0		0
Issuances	3,255	[7]	2,958	[8]
Settlements	(569)	[9]	(537)	[10]
Transfers into Level 3	1,704	[11]	2,533	[12]
Transfers out of Level 3	(5,088)	[11]	(3,844)	[12]
Liabilities at end of period	11,547		13,382
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Trading securities
Financial liabilities held at fair value:
Liabilities at beginning of period	26		26
Changes in the group of consolidated companies	0		0
Total gains/losses	1	[3]	0	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	(4)	[9]	0	[10]
Transfers into Level 3	0	[11]	0	[12]
Transfers out of Level 3	0	[11]	0	[12]
Liabilities at end of period	23		26
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Derivatives
Financial liabilities held at fair value:
Liabilities at beginning of period	8,707		7,666
Changes in the group of consolidated companies	0		0
Total gains/losses	(1,122)	[3]	1,186	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	217	[9]	(175)	[10]
Transfers into Level 3	1,182	[11]	2,156	[12]
Transfers out of Level 3	(3,047)	[11]	(2,126)	[12]
Liabilities at end of period	5,938		8,707
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Other Trading
Financial liabilities held at fair value:
Liabilities at beginning of period	93		0
Changes in the group of consolidated companies	0		0
Total gains/losses	1	[3]	0	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	(92)	[9]	93	[10]
Transfers into Level 3	0	[11]	0	[12]
Transfers out of Level 3	0	[11]	0	[12]
Liabilities at end of period	2		93
Valuation technique unobservable parameters (Level 3) | Financial liabilities designated at fair value through profit or loss
Financial liabilities held at fair value:
Liabilities at beginning of period	4,569		3,248
Changes in the group of consolidated companies	0		0
Total gains/losses	(134)	[3]	129	[6],[13]
Purchases	0		0
Sales	0		0
Issuances	3,255	[7]	2,958	[8]
Settlements	(690)	[9]	(474)	[10]
Transfers into Level 3	508	[11]	377	[12]
Transfers out of Level 3	(1,960)	[11]	(1,669)	[12]
Liabilities at end of period	5,547		4,569
Valuation technique unobservable parameters (Level 3) | Other financial liabilities at fair value
Financial liabilities held at fair value:
Liabilities at beginning of period	(13)		(85)
Changes in the group of consolidated companies	0		0
Total gains/losses	118	[3]	102	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	(1)	[9]	18	[10]
Transfers into Level 3	13	[11]	1	[12]
Transfers out of Level 3	(81)	[11]	(49)	[12]
Liabilities at end of period	36		(13)
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Trading securities
Financial assets held at fair value:
Assets at beginning of period	2,964		2,995
Changes in the group of consolidated companies	0		0
Total gains/losses	39	[3]	230	[6]
Purchases	2,986		1,985
Sales	(1,837)		(1,558)
Issuances	4	[7]	0	[8]
Settlements	(402)	[9]	(482)	[10]
Transfers into Level 3	508	[11]	371	[12]
Transfers out of Level 3	(626)	[11]	(577)	[12]
Assets at end of period	3,635		2,964
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Derivatives
Financial assets held at fair value:
Assets at beginning of period	7,933		8,198
Changes in the group of consolidated companies	0		0
Total gains/losses	949	[3]	454	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	(351)	[9]	(583)	[10]
Transfers into Level 3	1,535	[11]	2,257	[12]
Transfers out of Level 3	(3,058)	[11]	(2,394)	[12]
Assets at end of period	7,008		7,933
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Other Trading
Financial assets held at fair value:
Assets at beginning of period	6,184		6,226
Changes in the group of consolidated companies	0		0
Total gains/losses	(362)	[3]	77	[6]
Purchases	1,231		814
Sales	(2,144)		(1,378)
Issuances	3,301	[7]	2,513	[8]
Settlements	(1,380)	[9]	(2,016)	[10]
Transfers into Level 3	447	[11]	706	[12]
Transfers out of Level 3	(208)	[11]	(756)	[12]
Assets at end of period	7,070		6,184
Valuation technique unobservable parameters (Level 3) | Non-trading financial assets mandatory at fair value through profit or loss
Financial assets held at fair value:
Assets at beginning of period	5,805		5,226
Changes in the group of consolidated companies	(3)		(1)
Total gains/losses	(135)	[3]	88	[6]
Purchases	1,849		1,736
Sales	(190)		(80)
Issuances	782	[7]	736	[8]
Settlements	(1,117)	[9]	(1,098)	[10]
Transfers into Level 3	71	[11]	365	[12]
Transfers out of Level 3	(1,380)	[11]	(1,170)	[12]
Assets at end of period	5,681		5,805
Valuation technique unobservable parameters (Level 3) | Financial assets designated at fair value through profit or loss
Financial assets held at fair value:
Assets at beginning of period	0		0
Changes in the group of consolidated companies	0		0
Total gains/losses	0	[3]	0	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	0	[9]	0	[10]
Transfers into Level 3	0	[11]	0	[12]
Transfers out of Level 3	0	[11]	0	[12]
Assets at end of period	0		0
Valuation technique unobservable parameters (Level 3) | Financial assets at fair value through other comprehensive income
Financial assets held at fair value:
Assets at beginning of period	3,383		2,949
Changes in the group of consolidated companies	0		0
Total gains/losses	(229)	[3],[14]	126	[6],[13]
Purchases	700		776
Sales	(431)		(378)
Issuances	482	[7]	978	[8]
Settlements	(1,552)	[9]	(1,322)	[10]
Transfers into Level 3	407	[11]	716	[12]
Transfers out of Level 3	(412)	[11]	(462)	[12]
Assets at end of period	2,348		3,383
Valuation technique unobservable parameters (Level 3) | Other financial assets at fair value
Financial assets held at fair value:
Assets at beginning of period	12		5
Changes in the group of consolidated companies	0		0
Total gains/losses	(6)	[3]	3	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	0	[9]	0	[10]
Transfers into Level 3	20	[11]	5	[12]
Transfers out of Level 3	(4)	[11]	(1)	[12]
Assets at end of period	€ 22		€ 12

[1]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains
[2]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 802 million and for total financial liabilities held at fair value this is a gain of € 206 million
[3]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3

[4]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains
[5]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 362 million and for total financial liabilities held at fair value this is a loss of € 19 million
[6]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3

[7]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[8]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[9]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[10]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[11]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year

[12]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year

[13]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 29 million recognized in other comprehensive income, net of tax
[14]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 14 million recognized in other comprehensive income, net of tax and a gain of € 1 million recognized in the income statement presented in net gains (loss)